SHARE-BASED COMPENSATION - Share Options And SARs Fair Value Assumptions (Details) - $ / shares	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Weighted average assumptions used in the BSM pricing model for grants made
Weighted-average grant date fair value of awards (in dollars per share)	$ 15.97	$ 14.62
2018 plan
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%
Expected annual volatility (as a percent)	50.00%
Weighted-average grant date fair value of awards (in dollars per share)	$ 131.25
2018 plan | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	7.76%
Expected life of the awards (years)	6 years 21 days
2018 plan | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	8.88%
Expected life of the awards (years)	6 years 1 month 6 days
Options and SARs
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)			0.00%
Expected annual volatility (as a percent)		39.00%
Options and SARs | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)	39.40%
Risk-free interest rate (as a percent)	1.64%	2.72%
Expected life of the awards (years)	5 years 10 months 28 days	7 years 25 days
Options and SARs | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)	41.10%
Risk-free interest rate (as a percent)	1.88%	2.90%
Expected life of the awards (years)	6 years 18 days	7 years 1 month 9 days